UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-21046

VAN ECK FUNDS, INC.
(Exact name of registrant as specified in its charter)

99 Park Avenue - 8th Floor, New York, N.Y.	10016
(Address of principal executive offices)	(Zip Code)

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 687-5200

Date of fiscal year end:	December 31
Date of reporting period:	September 30, 2006

ITEM 1. Schedule of Investments.
Van Eck Funds, Inc. - Mid Cap Value Fund
Schedule of Portfolio Investments
September 30, 2006
Sector	No. of Shares	Securities	Value
Common Stocks:
Basic Materials 5.0%
	9,441	Louisiana-Pacific Corp.	$ 177,208
	7,836	MeadWestvaco Corp.	207,732
	3,724	Steel Dynamics, Inc.	187,876
	4,482	United States Steel Corp.	258,522
			831,338
Communications 5.5%
	6,168	CenturyTel, Inc.	244,685
	6,052	Crown Castle International Corp. †	213,272
	14,629	Expedia, Inc. †	229,383
	8,035	IAC/InterActiveCorp †	231,087
			918,427
Consumer Cyclical 10.5%
	4,375	Autoliv, Inc.	241,106
	8,708	Autonation, Inc. †	181,997
	7,061	Circuit City Stores, Inc.	177,302
	6,392	Dillards's, Inc.	209,210
	5,129	Jones Apparel Group, Inc.	166,385
	13,433	Mattel, Inc.	264,630
	5,368	OfficeMax, Inc.	218,692
	6,724	Sabre Holdings Corp.	157,274
	3,247	Tech Data Corp. †	118,613
			1,735,209
Consumer Non-cyclical 9.5%
	5,947	AmerisourceBergen Corp.	268,804
	4,432	Clorox Co.	279,216
	1,516	Equifax, Inc.	55,652
	2,845	Hershey Co.	152,065
	14,396	King Pharmaceuticals, Inc. †	245,164
	7,578	PepsiAmericas, Inc.	161,715
	3,246	UST, Inc.	177,978
	8,708	Watson Pharmaceuticals, Inc. †	227,888
			1,568,482
Consumer Non-cyclical 1.1%
	6,999	Leucadia National Corp.	183,164

Energy 4.7%
	5,757	Equitable Resources, Inc.	201,380
	4,901	Hess Corp.	202,999
	3,256	Maverick Tube Corp. †	211,086
	2,673	Sunoco, Inc.	166,234
			781,699
Finance 37.6%
	4,313	A. G. Edwards, Inc.	229,797
	3,289	AMBAC Financial Group, Inc.	272,165
	5,705	AmeriCredit Corp. †	142,568
	3,393	AmerUs Group Co.	230,758
	16,688	Annaly Mortgage Management, Inc.	219,280
	4,947	Assurant, Inc.	264,219
	7,332	Astoria Financial Corp.	225,972
	2,368	Cigna Corp.	275,446
	5,546	Cincinnati Financial Corp.	266,541
	2,944	CIT Group, Inc.	143,167
	4,493	Commerce Bancshares, Inc.	227,211
	6,263	Duke Realty Corp.	233,923
	8,000	Equity Officce Properties Trust	318,080
	611	Essex Property Trust, Inc.	74,175
	373	First Citizens Bancorporation, Inc.	71,280
	10,688	Huntington Bancshares, Inc.	255,764
	2,387	Lincoln National Corp.	148,185
	2,179	M & T Bank Corp.	261,393
	3,045	MGIC Investment Corp.	182,609
	4,640	Nationwide Financial Services	223,184
	5,226	New Century Financial Corp.	205,434
	4,120	New Plan Excel Realty Trust	111,446
	3,489	Northern Trust Corp.	203,862
	11,058	Old Republic International Corp.	244,935
	5,409	PMI Group, Inc.	236,968
	936	Principal Financial Group, Inc.	50,806
	3,854	Radian Group, Inc.	231,240
	1,851	Safeco Corp.	109,079
	4,872	Stancorp Financial Group, Inc.	217,437
	3,833	TCF Financial Corp.	100,770
	4,067	Torchmark Corp.	256,668
			6,234,362
Industrial 11.6%
	4,906	Allied Waste Industries, Inc. †	55,291
	8,232	Avnet, Inc. †	161,512
	7,948	CSX Corp.	260,933
	327	Energizer Holdings, Inc. †	23,541
	4,302	Flowserve Corp. †	217,638
	5,118	GATX Corp.	211,732
	7,213	Laidlaw International, Inc.	197,131
	4,919	Republic Services, Inc.	197,793
	4,137	Ryder System, Inc.	213,800
	4,270	SPX Corp.	228,189
	3,238	USG Corp. †	152,316
			1,919,876
Technology 1.2%
	5,653	Fair Isaac Corp.	206,730
Utilities 11.6%
	7,444	American Electric Power Co., Inc.	270,738
	7,673	Edison International	319,504
	4,413	Entergy Corp.	345,229
	4,559	KeySpan Corp.	187,557
	5,037	NRG Energy, Inc. †	228,176
	7,805	PG&E Corp.	325,078
	5,642	Wisconsin Energy Corp.	243,396
			1,919,678

Total Investments 98.3%
(Cost: $14,881,250)			16,298,965
Other assets less liabilities 1.7%			273,416
Net Assets 100.0%			$ 16,572,381

† - Non-income producing

Security Valuation—Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the- counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Directors. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities.

ITEM 2. Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Eck Funds, Inc.

By /s/ Bruce J. Smith, Chief Financial Officer, Van Eck Funds, Inc.

Date: November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Keith J. Carlson, Chief Executive Officer, Van Eck Funds, Inc.

Date: November 29, 2006

By /s/ Bruce J. Smith, Chief Financial Officer, Van Eck Funds, Inc.

Date: November 29, 2006